Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	May 01, 2023
ProFund VP Pharmaceuticals
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Pharmaceuticals
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Pharmaceuticals (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Pharmaceuticals Select Industry Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 64% of the average value of its entire portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index.The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the pharmaceuticals segment of the S&P Total Market Index (“S&P TMI”), which comprises the following sub-industry: pharmaceuticals. The S&P TMI is designed to track the broad U.S. equity market. Industries are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index is modified equal weighted and rebalanced quarterly. More information about the Index is published under the Bloomberg ticker symbol “SPSIPH”.The Fund will invest principally in the securities set forth below.•Equity Securities — The Fund invests in common stock issued by public companies.ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with the Fund’s investment objective. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. In managing the assets of the Fund, ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the returns of the Index without regard to market conditions, trends or direction.The Fund will concentrate (i.e., invest in securities that represent 25 percent or more of the value of the Index) or focus (i.e., invest in securities that represent a substantial portion of its value, but less than 25 percent) its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated or focused. As of December 31, 2022, the Index was concentrated in the pharmaceuticals, biotechnology and life sciences industry group.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate (i.e., invest in securities that represent 25 percent or more of the value of the Index) or focus (i.e., invest in securities that represent a substantial portion of its value, but less than 25 percent) its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated or focused.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.The principal risks described below are intended to provide information about the factors likely to have a significant adverse impact on the Fund’s returns and consequently the value of an investment in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk.•Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.Factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the financial instruments in which the Fund invests. The Fund may not have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, the Fund’s underlying investments may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the performance of the Fund and the performance of the Index on such day. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.•Pharmaceuticals, Biotechnology, and Life Sciences Industry Risk — The risks of investments in the industry include: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. The biotechnology sector may also be affected by risks that affect the broader health care industry, including expenses and losses from extensive litigation on product liability and similar claims. The pharmaceuticals sector may also be affected by risks that affect the broader health care industry, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounts; and thin capitalization and limited product lines, markets and financial resources or personnel.•Equity and Market Risk — Equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease over short or long periods of time.•Concentration and Focused Investing — The Index may concentrate (i.e., composed of securities that represent 25 percent or more of the value of the Index) or focus (i.e., composed of securities that represent a substantial portion of its value, but less than 25 percent) in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, regulatory conditions, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on the Fund, and if securities of the particular industry or group of industries fall out of favor, the Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.•Large-Cap Company Investment Risk — Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.•Small- and Mid-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. Additionally, small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.•Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”). This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.•Index Performance Risk — The Index is maintained by a third party provider unaffiliated with the Fund or ProFund Advisors. There can be no guarantee or assurance that the methodology used by the third party provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.•Active Investor Risk —The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund may come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.•Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may result in the Fund being unable to trade those and other related financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.•Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, political crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.•Portfolio Turnover Risk — The Fund may incur high portfolio turnover in connection with managing the Fund’s investment exposure. Additionally, active trading of the Fund’s shares is expected to cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase transaction costs and may result in increased taxable gains. Each of these factors could have a negative impact on the performance of the Fund.•Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.•Valuation Risk — In certain circumstances (e.g., if ProFund Advisors believes market quotations are not reliable, or a trading halt closes an exchange or market early), ProFund Advisors may, pursuant to procedures approved by the Board of Trustees of the Fund, choose to determine a fair value price as the basis for determining the value of such investment for such day. The fair value of an investment determined by ProFund Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio investment for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio investment is sold at a discount to its established value.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter(ended9/30/2018):16.26%Worst Quarter(ended12/31/2018):-16.27%The year-to-date return as of the most recent quarter, which ended March 31, 2023, was -6.73%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsAs of December 31, 2022
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	After the close of business on March 17, 2023, the Fund’s benchmark changed from the Dow Jones U.S. Select PharmaceuticalsSM Index to the S&P Pharmaceuticals Select Industry Index in connection with a change to the Fund’s investment objective.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
ProFund VP Pharmaceuticals | None
Risk Return Abstract	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.70%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	$ 171
3 Years	rr_ExpenseExampleYear03	534
5 Years	rr_ExpenseExampleYear05	921
10 Years	rr_ExpenseExampleYear10	$ 2,007
2013	rr_AnnualReturn2011	31.63%
2014	rr_AnnualReturn2012	19.36%
2015	rr_AnnualReturn2013	4.44%
2016	rr_AnnualReturn2014	(3.73%)
2017	rr_AnnualReturn2015	10.36%
2018	rr_AnnualReturn2016	(6.20%)
2019	rr_AnnualReturn2017	14.04%
2020	rr_AnnualReturn2018	12.51%
2021	rr_AnnualReturn2019	11.20%
2022	rr_AnnualReturn2020	(6.13%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.27%)
OneYear	rr_AverageAnnualReturnYear01	(6.13%)
FiveYears	rr_AverageAnnualReturnYear05	4.67%
TenYears	rr_AverageAnnualReturnYear10	8.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2002
ProFund VP Pharmaceuticals | S&P 500®
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(18.11%)	[2]
FiveYears	rr_AverageAnnualReturnYear05	9.42%	[2]
TenYears	rr_AverageAnnualReturnYear10	12.56%	[2]
ProFund VP Pharmaceuticals | S&P Pharmaceuticals Select Industry Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(10.22%)	[2]
FiveYears	rr_AverageAnnualReturnYear05	(0.29%)	[2]
TenYears	rr_AverageAnnualReturnYear10	6.09%	[2]
ProFund VP Pharmaceuticals | Dow Jones U.S. Select PharmaceuticalsSM Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(4.55%)	[2],[3]
FiveYears	rr_AverageAnnualReturnYear05	5.74%	[2],[3]
TenYears	rr_AverageAnnualReturnYear10	10.03%	[2],[3]

[1]	ProFund Advisors LLC (“ProFund Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2024. After such date, the expense limitation may be terminated or revised by ProFund Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[3]	After the close of business on March 17, 2023, the Fund’s benchmark changed from the Dow Jones U.S. Select PharmaceuticalsSM Index to the S&P Pharmaceuticals Select Industry Index in connection with a change to the Fund’s investment objective.